Share-Based Payment Arrangements - Summary of RSAs Measured at Fair Value at Grant Date (Detail) - Restricted Stock Award [Member]	Sep. 01, 2024 TWD ($) yr	Mar. 01, 2024 TWD ($) yr	Mar. 01, 2023 TWD ($) yr	Mar. 01, 2022 TWD ($) yr
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price at measurement date | $	$ 944	$ 689	$ 511	$ 604
Risk-free interest rate	1.40%	1.16%	1.06%	0.57%
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected price volatility	25.51%	24.77%	29.34%	25.34%
Expected life	1	1	1	1
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected price volatility	29.87%	26.12%	32.11%	28.28%
Expected life	3	3	3	3